Quarterly Holdings Report
for
Fidelity Advisor® Mortgage Securities Fund
November 30, 2021
AMOR-NPRT1-0122
1.813053.117
U.S. Government and Government Agency Obligations - 1.6%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 1.6%
U.S. Treasury Notes 1.375% 11/15/31 (b) (Cost $17,686)	17,861	17,752

U.S. Government Agency - Mortgage Securities - 107.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 33.1%
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (c)(d)	25	26
12 month U.S. LIBOR + 1.460% 1.859% 1/1/35 (c)(d)	17	17
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (c)(d)	18	19
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(d)	3	4
12 month U.S. LIBOR + 1.630% 1.947% 11/1/36 (c)(d)	6	6
12 month U.S. LIBOR + 1.640% 1.896% 5/1/36 (c)(d)	60	63
12 month U.S. LIBOR + 1.710% 1.95% 8/1/35 (c)(d)	51	53
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (c)(d)	6	6
12 month U.S. LIBOR + 1.730% 2.085% 3/1/40 (c)(d)	16	17
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (c)(d)	17	18
12 month U.S. LIBOR + 1.750% 2.08% 7/1/35 (c)(d)	5	6
12 month U.S. LIBOR + 1.800% 2.074% 12/1/40 (c)(d)	475	501
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (c)(d)	34	36
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (c)(d)	18	19
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (c)(d)	46	48
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (c)(d)	9	9
1.5% 6/1/51	355	344
2% 7/1/50 to 11/1/51	63,808	64,071
2.5% 5/1/31 to 12/1/51	91,171	94,125
3% 7/1/32 to 7/1/50 (e)(f)(g)(h)	95,805	100,666
3.5% 7/1/34 to 8/1/50	70,864	75,306
4% 3/1/39 to 11/1/49	9,725	10,565
4.5% 5/1/25 to 9/1/49 (h)	11,560	12,653
5% 8/1/23 to 2/1/49	3,360	3,739
5.237% 8/1/41 (c)	260	289
6.5% 12/1/23 to 5/1/38	215	246
6.623% 2/1/39 (c)	157	173
7% to 7% 7/1/26 to 5/1/30	217	245
7.5% to 7.5% 8/1/22 to 9/1/32	207	241
8% 12/1/29 to 3/1/37	11	13
8.5% 2/1/22 to 3/1/23	1	1
9% 10/1/30	39	46
TOTAL FANNIE MAE		363,575
Freddie Mac - 21.6%
12 month U.S. LIBOR + 1.500% 1.839% 3/1/36 (c)(d)	68	71
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (c)(d)	67	71
12 month U.S. LIBOR + 1.750% 2.068% 12/1/40 (c)(d)	199	209
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (c)(d)	6	6
12 month U.S. LIBOR + 1.900% 2.174% 10/1/42 (c)(d)	30	32
12 month U.S. LIBOR + 1.960% 2.211% 6/1/33 (c)(d)	113	119
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (c)(d)	31	33
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (c)(d)	58	62
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (c)(d)	8	8
6 month U.S. LIBOR + 2.020% 2.245% 6/1/37 (c)(d)	159	168
6 month U.S. LIBOR + 2.680% 2.812% 10/1/35 (c)(d)	4	5
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.356% 5/1/34 (c)(d)	2	2
1.5% 11/1/50 to 6/1/51	472	458
2% 6/1/50 to 11/1/51	53,810	54,056
2.5% 6/1/31 to 12/1/51	55,635	57,324
3% 4/1/32 to 6/1/50	30,471	32,018
3.5% 3/1/32 to 4/1/50	43,937	46,936
3.5% 8/1/47	41	44
4% 1/1/36 to 3/1/49	31,461	34,020
4% 4/1/48	9	10
4.5% 7/1/25 to 12/1/48	7,932	8,706
5% 7/1/33 to 7/1/41	1,032	1,149
5.5% 6/1/22	4	4
6% 3/1/24 to 9/1/36	450	513
6.5% 12/1/21 to 9/1/39	467	535
7% 3/1/26 to 9/1/36	292	336
7.5% 1/1/27 to 7/1/34	434	504
TOTAL FREDDIE MAC		237,399
Ginnie Mae - 25.2%
3% 6/15/42 to 7/20/51	41,117	42,674
3.5% 9/20/40 to 6/20/50	75,543	79,270
4% 7/20/33 to 5/20/49	26,307	28,321
4.5% 8/15/33 to 9/20/46	7,067	7,843
5% 5/15/39 to 4/20/48	1,999	2,240
5.5% 12/15/38 to 9/15/39	194	222
6.5% 10/15/34 to 7/15/36	59	68
7% to 7% 2/15/24 to 4/20/32	260	294
7.5% to 7.5% 2/15/22 to 12/15/29	44	50
8% 1/15/22 to 10/15/25	18	19
8.5% 11/15/27 to 10/15/28	23	26
2% 12/1/51 (i)	10,200	10,330
2% 12/1/51 (i)	10,850	10,989
2% 12/1/51 (i)	11,250	11,394
2% 12/1/51 (i)	7,900	8,001
2% 12/1/51 (i)	5,650	5,722
2% 12/1/51 (i)	3,750	3,798
2% 12/1/51 (i)	3,400	3,443
2.5% 4/20/51 to 7/20/51	7,069	7,268
2.5% 12/1/51 (i)	15,400	15,821
2.5% 12/1/51 (i)	7,900	8,116
2.5% 12/1/51 (i)	6,850	7,037
2.5% 12/1/51 (i)	5,200	5,342
2.5% 12/1/51 (i)	4,175	4,289
3% 12/1/51 (i)	3,950	4,093
3% 12/1/51 (i)	2,150	2,228
3% 12/1/51 (i)	2,050	2,124
3.5% 12/1/51 (i)	3,400	3,551
3.5% 12/1/51 (i)	1,450	1,514
TOTAL GINNIE MAE		276,087
Uniform Mortgage Backed Securities - 27.9%
1.5% 12/1/51 (i)	13,750	13,296
1.5% 12/1/51 (i)	9,550	9,235
1.5% 12/1/51 (i)	6,850	6,624
1.5% 12/1/51 (i)	4,200	4,061
1.5% 12/1/51 (i)	1,700	1,644
2% 12/1/36 (i)	5,900	6,050
2% 12/1/51 (i)	14,550	14,563
2% 12/1/51 (i)	14,650	14,663
2% 12/1/51 (i)	14,450	14,463
2% 12/1/51 (i)	21,850	21,870
2% 12/1/51 (i)	19,100	19,117
2% 12/1/51 (i)	12,100	12,111
2% 12/1/51 (i)	6,900	6,906
2% 12/1/51 (i)	24,600	24,622
2% 12/1/51 (i)	14,550	14,563
2% 12/1/51 (i)	50	50
2% 12/1/51 (i)	3,500	3,503
2% 12/1/51 (i)	950	951
2% 12/1/51 (i)	1,200	1,201
2% 12/1/51 (i)	3,400	3,403
2% 12/1/51 (i)	5,800	5,805
2% 1/1/52 (i)	14,600	14,585
2% 1/1/52 (i)	14,600	14,585
2.5% 12/1/51 (i)	9,150	9,379
2.5% 12/1/51 (i)	12,350	12,659
2.5% 12/1/51 (i)	8,350	8,559
2.5% 12/1/51 (i)	9,650	9,891
2.5% 12/1/51 (i)	5,950	6,099
2.5% 12/1/51 (i)	4,000	4,100
2.5% 12/1/51 (i)	1,900	1,948
2.5% 12/1/51 (i)	6,050	6,201
2.5% 12/1/51 (i)	3,900	3,998
2.5% 12/1/51 (i)	3,000	3,075
2.5% 1/1/52 (i)	6,050	6,186
3.5% 12/1/51 (i)	2,700	2,838
3.5% 12/1/51 (i)	2,900	3,049
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		305,853
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,178,810)		1,182,914

Asset-Backed Securities - 1.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (j)	450	450
Ajax Mortgage Loan Trust Series 2021-C Class A, 2.115% 1/25/61 (j)	767	765
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (j)	886	885
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.442% 10/25/37 (c)(d)(j)	1,177	1,186
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (j)	278	280
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (j)	1,234	1,228
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (c)(j)	746	746
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (j)(k)	21	20
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (j)	256	263
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (j)	959	957
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (j)	1,996	1,974
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6777% 3/25/58 (c)(j)	1,131	1,173
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (j)	99	99
Series 2021-2 Class A, 0.91% 6/20/31 (j)	1,537	1,536
TOTAL ASSET-BACKED SECURITIES (Cost $11,541)		11,562

Collateralized Mortgage Obligations - 4.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 1.8%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (j)	4,721	4,735
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (c)(j)	766	766
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (j)	853	853
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (j)	580	581
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (c)(j)	620	619
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.3921% 5/27/37 (c)(d)(j)	685	674
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(j)(k)	141	0
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (j)	375	378
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (c)(j)	2,972	3,000
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (j)	897	890
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/25/51 (c)(j)	2,511	2,511
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (j)	430	426
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (j)	1,701	1,703
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (j)	1,400	1,399
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.732% 9/25/43 (c)(d)	814	804
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.3785% 9/25/33 (c)	106	105
TOTAL PRIVATE SPONSOR		19,444
U.S. Government Agency - 2.5%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.008% 12/25/33 (c)(l)(m)	84	21
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	111	122
Series 1999-32 Class PL, 6% 7/25/29	126	139
Series 1999-33 Class PK, 6% 7/25/29	89	98
Series 2001-52 Class YZ, 6.5% 10/25/31	13	15
Series 2005-39 Class TE, 5% 5/25/35	197	218
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3108% 8/25/35 (c)(m)	8	11
Series 2012-149:
Class DA, 1.75% 1/25/43	94	95
Class GA, 1.75% 6/25/42	103	104
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	117	129
Series 2001-31 Class ZC, 6.5% 7/25/31	50	55
Series 2002-16 Class ZD, 6.5% 4/25/32	22	24
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.458% 11/25/32 (c)(l)(m)	39	5
Series 2012-67 Class AI, 4.5% 7/25/27 (l)	76	4
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.548% 12/25/36 (c)(l)(m)	55	13
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.348% 5/25/37 (c)(l)(m)	30	6
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5396% 9/25/23 (c)(m)	3	3
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.008% 3/25/33 (c)(l)(m)	20	4
Series 2005-79 Class ZC, 5.9% 9/25/35	168	190
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.068% 6/25/37 (c)(m)	107	214
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 39.048% 7/25/37 (c)(m)	28	48
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.258% 3/25/38 (c)(l)(m)	154	30
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.958% 12/25/40 (c)(l)(m)	156	27
Class ZA, 4.5% 12/25/40	51	58
Series 2010-139 Class NI, 4.5% 2/25/40 (l)	89	4
Series 2010-150 Class ZC, 4.75% 1/25/41	585	660
Series 2010-95 Class ZC, 5% 9/25/40	1,270	1,425
Series 2011-4 Class PZ, 5% 2/25/41	206	224
Series 2011-67 Class AI, 4% 7/25/26 (l)	25	1
Series 2011-83 Class DI, 6% 9/25/26 (l)	4	0
Series 2012-100 Class WI, 3% 9/25/27 (l)	340	23
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.558% 12/25/30 (c)(l)(m)	67	3
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.458% 6/25/41 (c)(l)(m)	51	2
Series 2013-133 Class IB, 3% 4/25/32 (l)	149	5
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.958% 1/25/44 (c)(l)(m)	99	19
Series 2013-51 Class GI, 3% 10/25/32 (l)	121	8
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.628% 6/25/35 (c)(l)(m)	164	28
Series 2015-42 Class IL, 6% 6/25/45 (l)	627	119
Series 2015-70 Class JC, 3% 10/25/45	807	846
Series 2017-30 Class AI, 5.5% 5/25/47 (l)	360	69
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (c)(l)	47	10
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)	29	5
Class 13, 6% 3/25/34 (l)	42	7
Series 359 Class 19, 6% 7/25/35 (c)(l)	25	5
Series 384 Class 6, 5% 7/25/37 (l)	83	14
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	132	146
Series 2104 Class PG, 6% 12/15/28	41	46
Series 2121 Class MG, 6% 2/15/29	52	58
Series 2154 Class PT, 6% 5/15/29	104	115
Series 2162 Class PH, 6% 6/15/29	14	15
Series 2520 Class BE, 6% 11/15/32	85	96
Series 2693 Class MD, 5.5% 10/15/33	1,339	1,455
Series 2802 Class OB, 6% 5/15/34	204	226
Series 3002 Class NE, 5% 7/15/35	127	140
Series 3189 Class PD, 6% 7/15/36	114	131
Series 3415 Class PC, 5% 12/15/37	39	43
Series 3786 Class HI, 4% 3/15/38 (l)	8	0
Series 3806 Class UP, 4.5% 2/15/41	222	233
Series 3832 Class PE, 5% 3/15/41	541	598
Series 4135 Class AB, 1.75% 6/15/42	77	78
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	19	21
Series 2135 Class JE, 6% 3/15/29	68	75
Series 2274 Class ZM, 6.5% 1/15/31	41	45
Series 2281 Class ZB, 6% 3/15/30	27	29
Series 2357 Class ZB, 6.5% 9/15/31	81	92
Series 2502 Class ZC, 6% 9/15/32	76	87
Series 3871 Class KB, 5.5% 6/15/41	473	542
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.5108% 2/15/36 (c)(l)(m)	37	7
Series 1658 Class GZ, 7% 1/15/24	39	41
Series 2013-4281 Class AI, 4% 12/15/28 (l)	155	6
Series 2017-4683 Class LM, 3% 5/15/47	728	761
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.1108% 11/15/31 (c)(l)(m)	221	24
Series 2587 Class IM, 6.5% 3/15/33 (l)	39	8
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.2199% 8/15/24 (c)(m)	0	0
Class SD, 86.400% - 1 month U.S. LIBOR 85.2897% 8/15/24 (c)(m)	0	0
Series 2933 Class ZM, 5.75% 2/15/35	392	442
Series 2935 Class ZK, 5.5% 2/15/35	460	520
Series 2947 Class XZ, 6% 3/15/35	213	243
Series 2996 Class ZD, 5.5% 6/15/35	262	297
Series 3237 Class C, 5.5% 11/15/36	376	421
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5708% 11/15/36 (c)(l)(m)	133	29
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6608% 3/15/37 (c)(l)(m)	188	44
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6708% 4/15/37 (c)(l)(m)	262	57
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4908% 6/15/37 (c)(l)(m)	123	23
Series 3949 Class MK, 4.5% 10/15/34	92	100
Series 4055 Class BI, 3.5% 5/15/31 (l)	163	7
Series 4149 Class IO, 3% 1/15/33 (l)	62	6
Series 4314 Class AI, 5% 3/15/34 (l)	59	3
Series 4427 Class LI, 3.5% 2/15/34 (l)	361	28
Series 4471 Class PA 4% 12/15/40	540	572
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	52	56
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	981	1,080
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	261	279
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.6009% 6/16/37 (c)(l)(m)	63	13
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4178% 7/20/60 (c)(d)(n)	157	157
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.3753% 9/20/60 (c)(d)(n)	181	180
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.3753% 8/20/60 (c)(d)(n)	171	170
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 4/20/61 (c)(d)(n)	58	58
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7253% 5/20/61 (c)(d)(n)	5	5
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.4911% 1/20/49 (c)(d)	237	239
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.5911% 10/20/49 (c)(d)	388	391
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5411% 12/20/49 (c)(d)	1,759	1,776
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5411% 2/20/49 (c)(d)	824	830
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.4911% 5/20/49 (c)(d)	191	193
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.5911% 8/20/49 (c)(d)	595	602
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.4911% 3/20/50 (c)(d)	1,627	1,637
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8177% 12/20/40 (c)(m)	525	599
Series 2011-136 Class WI, 4.5% 5/20/40 (l)	33	2
Series 2016-69 Class WA, 3% 2/20/46	307	321
Series 2017-134 Class BA, 2.5% 11/20/46	118	122
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	189	202
Series 2010-160 Class DY, 4% 12/20/40	977	1,043
Series 2010-170 Class B, 4% 12/20/40	219	234
Series 2017-139 Class BA, 3% 9/20/47	1,269	1,333
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.4109% 5/16/34 (c)(l)(m)	116	20
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.1109% 8/17/34 (c)(l)(m)	39	8
Series 2011-52 Class HI, 7% 4/16/41 (l)	468	87
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.6109% 6/16/42 (c)(l)(m)	210	41
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5452% 4/20/39 (c)(m)	17	18
Series 2013-149 Class MA, 2.5% 5/20/40	967	986
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	15	15
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.44% 8/20/66 (c)(d)(n)	2,304	2,283
TOTAL U.S. GOVERNMENT AGENCY		28,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,999)		47,444

Commercial Mortgage Securities - 5.4%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.84% 11/15/30 (c)(d)(j)	959	972
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (j)	525	538
Series 2019-BPR Class BNM, 3.465% 11/5/32 (j)	118	119
BANK:
Series 2020-BN25 Class XB, 0.5326% 1/15/63 (c)(l)	14,100	480
Series 2021-BN33 Class XA, 1.1754% 5/15/64 (c)(l)	7,335	570
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.9093% 12/15/62 (c)(l)	26,220	1,169
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.14% 11/15/28 (c)(d)(j)	550	551
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.84% 9/15/26 (c)(d)(j)	1,525	1,522
BX Trust floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.01% 10/15/36 (c)(d)(j)	554	554
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (c)(d)(j)	390	389
Class B, 1 month U.S. LIBOR + 1.250% 1.3395% 11/15/36 (c)(d)(j)	500	497
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (c)(d)(j)	1,299	1,296
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.0347% 9/10/58 (c)(l)	16,534	481
Series 2016-P6 Class XA, 0.7802% 12/10/49 (c)(l)	14,034	326
Series 2019-GC41 Class XA, 1.1846% 8/10/56 (c)(l)	2,987	190
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (j)	304	312
Series 2014-CR20 Class XA, 1.1497% 11/10/47 (c)(l)	3,835	93
Series 2014-LC17 Class XA, 0.8567% 10/10/47 (c)(l)	12,099	203
Series 2014-UBS6 Class XA, 1.0107% 12/10/47 (c)(l)	9,794	211
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.97% 12/15/31 (c)(d)(j)	329	327
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (j)	672	693
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (c)(d)(j)	922	922
Freddie Mac floater:
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (c)(d)	6,100	6,095
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (c)(d)	5,000	4,995
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2777% 4/25/31 (c)(d)	6,200	6,200
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.789% 9/15/31 (c)(d)(j)	6,435	6,413
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.18% 10/15/31 (c)(d)(j)	562	561
Series 2014-GC20 Class XA, 1.1552% 4/10/47 (c)(l)	3,304	62
Series 2015-GC34 Class XA, 1.3754% 10/10/48 (c)(l)	8,137	319
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	700	723
Series 2014-C19 Class XA, 0.8119% 4/15/47 (c)(l)	2,829	38
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	200	202
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (j)	899	937
Class XAFX, 1.2948% 7/5/33 (c)(j)(l)	7,720	120
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (c)(d)(j)	1,443	1,440
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 7/15/38 (c)(d)(j)	673	670
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.8905% 4/15/38 (c)(d)(j)	7,000	6,982
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1981% 10/15/48 (c)(l)	9,679	303
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.94% 8/15/33 (c)(d)(j)	2,179	2,178
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (j)	1,140	1,172
Series 2019-MEAD Class B, 3.283% 11/10/36 (c)(j)	165	167
Series 2021-L6 Class XA, 1.3542% 6/15/54 (c)(l)	2,204	187
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (c)(d)(j)	1,138	1,131
Class B, 1 month U.S. LIBOR + 1.070% 1.1798% 11/15/38 (c)(d)(j)	652	648
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1691% 12/15/50 (c)(l)	12,845	598
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8795% 4/10/46 (c)(d)(j)	1,140	1,138
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.29% 5/15/31 (c)(d)(j)	925	925
sequential payer Series 2016-LC24 Class A3, 2.684% 10/15/49	900	929
Series 2015-C31 Class XA, 1.1229% 11/15/48 (c)(l)	8,251	263
Series 2017-C42 Class XA, 1.0213% 12/15/50 (c)(l)	15,357	713
Series 2018-C46 Class XA, 1.1013% 8/15/51 (c)(l)	9,844	411
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.9962% 11/15/47 (c)(l)	6,013	127
Series 2014-LC14 Class XA, 1.4247% 3/15/47 (c)(l)	6,137	135
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $59,379)		59,197

Money Market Funds - 20.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (o)	212,029,029	212,071
Fidelity Securities Lending Cash Central Fund 0.07% (o)(p)	17,071,337	17,073
TOTAL MONEY MARKET FUNDS (Cost $229,144)		229,144

TOTAL INVESTMENT IN SECURITIES - 141.1% (Cost $1,543,559)	1,548,013
NET OTHER ASSETS (LIABILITIES) - (41.1)%	(450,579)
NET ASSETS - 100.0%	1,097,434

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Uniform Mortgage Backed Securities
2% 12/1/51	(1,200)	(1,201)
2% 12/1/51	(14,600)	(14,613)
2% 12/1/51	(14,600)	(14,613)
2% 12/1/51	(10,000)	(10,009)
2% 12/1/51	(24,600)	(24,622)
2% 12/1/51	(14,550)	(14,563)
2% 12/1/51	(50)	(50)
2% 12/1/51	(950)	(951)
2.5% 12/1/51	(5,950)	(6,099)
2.5% 12/1/51	(3,100)	(3,178)
2.5% 12/1/51	(4,000)	(4,100)
2.5% 12/1/51	(5,950)	(6,099)
2.5% 12/1/51	(1,900)	(1,948)
2.5% 12/1/51	(4,000)	(4,100)
2.5% 12/1/51	(6,050)	(6,201)
2.5% 12/1/51	(1,900)	(1,948)
2.5% 12/1/51	(6,050)	(6,201)
3% 12/1/51	(10,000)	(10,382)

TOTAL TBA SALE COMMITMENTS (Proceeds $130,216)		(130,878)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	162	Mar 2022	21,192	206	206

Sold

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	225	Mar 2022	49,215	(22)	(22)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	132	Mar 2022	16,025	(55)	(55)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	229	Mar 2022	37,127	(612)	(612)

TOTAL SOLD					(689)

TOTAL FUTURES CONTRACTS					(483)
The notional amount of futures purchased as a percentage of Net Assets is 1.9%
The notional amount of futures sold as a percentage of Net Assets is 9.4%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (000s)(1)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	18,610	(68)	0	(68)
CMBX N.A. AAA Index Series 12	Aug 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,310	(20)	14	(5)
CMBX N.A. AAA Index Series 12	Aug 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,100	0	(4)	(4)
CMBX N.A. AAA Index Series 12	Aug 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,200	(48)	32	(17)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	790	5	(5)	1
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,230	17	(15)	2
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	1,270	4	(3)	1
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	2,880	(2)	4	2
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	1,570	9	(8)	1
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,720	11	(9)	1
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,000	3	(2)	1

TOTAL CREDIT DEFAULT SWAPS						(89)	4	(85)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2026	10,870	(189)	0	(189)
2%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2051	756	4	0	4
TOTAL INTEREST RATE SWAPS							(185)	0	(185)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $959,000.
(f)	Security or a portion of the security has been segregated as collateral for bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $215,000.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $381,000.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $239,000.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,271,000 or 5.8% of net assets.

(k)	Level 3 security
(l)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(n)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	325,834	141,197	254,960	41	-	-	212,071	0.3%
Fidelity Securities Lending Cash Central Fund 0.07%	-	50,409	33,336	1	-	-	17,073	0.1%
Total	325,834	191,606	288,296	42	-	-	229,144

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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